Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) $ in Thousands, ₪ in Millions			1 Months Ended	12 Months Ended
	Aug. 11, 2024 ILS (₪)	Aug. 11, 2024 USD ($)	Jan. 26, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 22, 2025 USD ($)	Sep. 30, 2025 ILS (₪)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 ILS (₪)	Jun. 30, 2025 USD ($)	Feb. 18, 2025 ILS (₪)	Feb. 18, 2025 USD ($)	Jan. 30, 2025 ILS (₪)	Jan. 30, 2025 USD ($)	Aug. 11, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,769,144	$ 1,267,099
Finance costs				$ 86,785	$ 115,247	$ 66,333
Debentures [Member] | In Shekels [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.50%	2.50%
Debentures [Member] | In Shekels [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.20%	6.20%
Opc Member | Financing agreements with Bank Hapoalim Ltd. and Bank Leumi B.M. [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities								₪ 200	$ 59,000
Notional amount								400	117,000
Borrowings	₪ 1,650							₪ 200	$ 59,000	₪ 150	$ 40,000	₪ 150	$ 40,000	₪ 300	$ 81,000	$ 443,000
Early repayment of fees, net of tax	12	$ 3,000
Finance costs	₪ 49	$ 13,000
C P V [Member] | Loan Agreement With Texas Energy Fund [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.00%
Borrowings				$ 1,100,000
Amount of withdrew				191,000
Value of credit facilities				436,000
Additional investment of shareholders equity				80,000
Increase in investment of shareholders equity				$ 71,000
C P V [Member] | Bank Leumi Le Israel B M Signed Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 300,000
C P V [Member] | Subsequent Events [Member] | Bank Leumi Le Israel B M Signed Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Increase derivative financial liabilities			$ 130,000
Hadera Financing Agreement [Member] | Minimum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.60%
Hadera Financing Agreement [Member] | Minimum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.40%
Hadera Financing Agreement [Member] | Maximum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				5.40%
Hadera Financing Agreement [Member] | Maximum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.90%
Gat Financing Agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.30%
Gat Financing Agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.40%